485BXT		Filed on February 11, 2022
Allianz Index Advantage Income ADV		File Nos. 333-255394
		811-05618
		Class I.D. C000228689

	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549
	FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	3	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	566	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-7453
(Depositor's Telephone Number, including Area Code)

Erik T. Nelson, Associate General Counsel, Senior Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on March 11, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: to be added upon amendment

Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable and Index-linked Deferred Annuity Contract

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 1 to Form N-4 on November 17, 2021 and are incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 11th day of February, 2022.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/Erik T. Nelson
Erik. T. Nelson
Associate General Counsel, Senior Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: JASMINE JIRELE (2)
Jasmine Jirele
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 11th day of February, 2022.

Signature	Title
Jasmine Jirele (2)	Director, President & Chief Executive Officer
Andreas G. Wimmer(3)	Director and Board Chair
Walter R. White(1)	Director, Senior Advisor
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)
Kevin E. Walker(1) Anna Sophie Herken(1)	Director Director
Howard E. Woolley(1)	Director
(1)	By Power of Attorney filed as Exhibit 24(c) to the S-1 Registration Statement (File No. 333-255386) filed electronically on April 20, 2021.
(2)	By Power of Attorney filed as Exhibit 27(p) to this Registration Statement (File No. 333-255394), on November 17, 2021.
(3)	By Power of Attorney filed as Exhibit 27(p) to this Registration Statement (File No. 333-255394), on January 14, 2022.

By: /s/Erik T. Nelson
Erik T. Nelson
Associate General Counsel, Senior Counsel